Vanguard U.S. Sector Index Funds

Supplement to the Prospectus and Summary Prospectus Dated December 22, 2016

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor” for Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, and Vanguard Utilities Index Fund:

Portfolio Managers

Michael A. Johnson, Portfolio Manager at Vanguard. He has managed the Fund since 2010 (co-managed since 2015).

Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

The following replaces similar text under the heading “Investment Advisor” for Vanguard Energy Index Fund:

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

The following replaces similar text under the heading “Investment Advisor” for Vanguard Telecommunication Services Index Fund:

Portfolio Managers

Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

The following replaces similar text under the heading “Investment Advisor” for Vanguard Health Care Index Fund and Vanguard Industrials Index Fund:

Portfolio Managers

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since 2017.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

The following replaces similar text under the heading “Investment Advisor” for Vanguard Financials Index Fund and Vanguard Materials Index Fund:

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since 2017.

The following replaces similar text under the heading “Investment Advisor” for Vanguard Information Technology Index Fund:

Portfolio Managers

Michael A. Johnson, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Funds are:

William Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006 and has co-managed the Energy Index, Financials Index, and Materials Index Funds since 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Michael A. Johnson, Portfolio Manager at Vanguard. He has been with Vanguard since 1999; has worked in investment management since 2007; has managed investment portfolios, including the Consumer Discretionary Index and Consumer Staples Index Funds, since 2010 (co-managed since 2015); has co-managed the Utilities Index Fund since 2015; and has co-managed the Information Technology Index Fund since 2017. Education: B.S.B.A., Shippensburg University.

Awais Khan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2010; has worked in investment management since 2012; and has co-managed the Consumer Discretionary Index, Consumer Staples Index, Energy Index, Telecommunication Services Index, and Utilities Index Funds since 2017. Education: B.S./B.S.B.A., University of North Carolina.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010; has worked in investment management since 2012; has managed investment portfolios since 2016; and has co-managed the Financials Index, Health Care Index, Industrials Index, and Materials Index Funds since 2017. Education: B.S., The American University; M.B.A., The Georgia Institute of Technology.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005; has worked in investment management since 2008; and has co-managed the Health Care Index, Industrials Index, Information Technology Index, and Telecommunication Services Index Funds since 2015. Education: B.A., Arcadia University; M.B.A., Villanova University.

CFA® is a registered trademark owned by CFA Institute

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 954 112017

Vanguard World Fund

Supplement to the Statement of Additional Information Dated December 22, 2016

Changes to Vanguard U.S. Sector Index Funds

Awais Khan replaces Scott Geiger as co-manager for Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Telecommunication Services Index Fund, and Vanguard Utilities Index Fund. Michelle Louie replaces Scott Geiger as co-manager for Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, and Vanguard Materials Index Fund. Michael A. Johnson replaces Scott Geiger as co-manager for Vanguard Information Technology Index Fund.

All references to Scott E. Geiger are removed. The Funds’ investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following is added to the third and fourth paragraphs under the heading “1. Other Accounts Managed” on pages B-64 and B-65:

Awais Khan co-manages Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Telecommunication Services Index Fund, and Vanguard Utilities Index Fund; as of October 31, 2017, the Funds collectively held assets of $16.1 billion.

Within the same section, the following is added to the fourth and fifth paragraphs under the heading “1. Other Accounts Managed” on page B-65:

Michelle Louie co-manages Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, and Vanguard Materials Index Fund; as of October 31, 2017, the Funds collectively held assets of $21.5 billion. As of October 31, 2017, Ms. Louie also co-managed 3 other registered investment companies with total assets of $408 billion (none of which had advisory fees based on account performance).

Within the same section, the following is added to the fifth paragraph under the heading “1. Other Accounts Managed” on page B-65:

Michael Johnson co-manages Vanguard Information Technology Index Fund; as of October 31, 2017, the Fund held assets of $17.3 billion. As of October 31, 2017, Mr. Johnson also co-managed 18 other registered investment companies with total assets of $160 billion, managed 2 other pooled investment vehicles with total assets of $4.9 billion, and managed 1 other account with total assets of $3 billion (none of which had advisory fees based on account performance).

(over, please)

In the Investment Advisory Services section, the following replaces the last paragraph under the heading “4. Ownership of Securities” on page B-66:

As of October 31, 2017, Mr. Coleman owned shares of Vanguard Energy Index Fund within the $1–$10,000 range. As of the same date, none of the other named portfolio managers owned any shares of the Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 023A 112017